Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT3-0624
1.9867772.108
Common Stocks - 99.5%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 91.7%
REITs - Apartments - 11.2%
American Homes 4 Rent Class A	20,386	729,819
Apartment Investment & Management Co. Class A (a)	7,945	63,560
AvalonBay Communities, Inc.	8,862	1,679,969
Camden Property Trust (SBI)	6,666	664,467
Centerspace	960	64,560
Equity Residential (SBI)	22,490	1,448,356
Essex Property Trust, Inc.	4,009	987,216
Independence Realty Trust, Inc.	14,190	223,776
Invitation Homes, Inc.	38,324	1,310,681
Mid-America Apartment Communities, Inc.	7,274	945,620
UDR, Inc.	19,495	742,370
		8,860,394
REITs - Diversified - 21.4%
Alexander & Baldwin, Inc.	4,572	75,301
Apartment Income (REIT) Corp.	9,173	352,060
Apple Hospitality (REIT), Inc.	13,712	202,389
Armada Hoffler Properties, Inc.	4,375	46,025
Broadstone Net Lease, Inc.	11,757	171,182
Cousins Properties, Inc.	9,557	219,238
Crown Castle, Inc.	27,005	2,532,529
Digital Realty Trust, Inc.	18,903	2,623,358
Elme Communities (SBI)	5,489	83,213
EPR Properties	4,725	191,788
Equinix, Inc.	5,855	4,163,549
Farmland Partners, Inc.	2,913	31,344
Gaming & Leisure Properties	16,616	710,002
Gladstone Commercial Corp.	2,541	33,973
Gladstone Land Corp.	2,085	26,438
Global Net Lease, Inc.	12,530	87,084
InvenTrust Properties Corp.	4,222	106,985
Lamar Advertising Co. Class A	5,475	634,279
NexPoint Diversified Real Estate Trust	2,344	14,017
NexPoint Residential Trust, Inc.	1,460	49,990
One Liberty Properties, Inc.	1,118	25,613
Outfront Media, Inc.	8,801	139,584
Potlatch Corp.	4,948	197,969
SBA Communications Corp. Class A	6,707	1,248,307
Uniti Group, Inc.	15,348	88,251
VICI Properties, Inc.	64,644	1,845,586
Vornado Realty Trust	10,206	265,662
WP Carey, Inc.	13,604	746,043
		16,911,759
REITs - Health Care - 8.0%
CareTrust (REIT), Inc.	7,526	186,043
Community Healthcare Trust, Inc.	1,621	43,005
Diversified Healthcare Trust (SBI)	10,855	25,618
Global Medical REIT, Inc.	4,224	34,257
Healthcare Realty Trust, Inc.	23,575	335,472
Healthpeak Properties, Inc.	44,188	822,339
LTC Properties, Inc.	2,541	84,107
Medical Properties Trust, Inc. (b)	37,396	172,022
Sabra Health Care REIT, Inc.	14,542	202,425
Universal Health Realty Income Trust (SBI)	848	30,553
Ventas, Inc.	24,944	1,104,520
Welltower, Inc.	34,491	3,286,302
		6,326,663
REITs - Health Care Facilities - 0.8%
National Health Investors, Inc.	2,741	172,847
Omega Healthcare Investors, Inc.	15,296	465,151
		637,998
REITs - Hotels - 2.7%
Chatham Lodging Trust	3,095	28,381
DiamondRock Hospitality Co.	13,357	118,877
Host Hotels & Resorts, Inc.	44,163	833,356
Park Hotels & Resorts, Inc.	13,308	214,658
Pebblebrook Hotel Trust (b)	7,584	110,196
RLJ Lodging Trust	9,865	108,515
Ryman Hospitality Properties, Inc.	3,558	375,298
Service Properties Trust	10,388	63,678
Summit Hotel Properties, Inc.	6,902	41,481
Sunstone Hotel Investors, Inc.	12,347	125,939
Xenia Hotels & Resorts, Inc.	6,680	92,652
		2,113,031
REITs - Industrial Buildings - 0.5%
STAG Industrial, Inc.	11,416	392,596
REITs - Management/Investment - 9.5%
American Assets Trust, Inc. (b)	3,228	68,918
American Tower Corp.	29,030	4,980,387
Empire State Realty Trust, Inc.	8,850	80,535
LXP Industrial Trust (REIT)	18,168	151,703
NNN (REIT), Inc.	11,329	459,164
Rayonier, Inc.	8,834	262,016
Safehold, Inc.	2,862	52,203
UMH Properties, Inc.	4,097	65,224
Weyerhaeuser Co.	45,622	1,376,416
Whitestone REIT Class B	3,148	36,202
		7,532,768
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	11,009	663,733
Sun Communities, Inc.	7,741	861,728
		1,525,461
REITs - Office Buildings - 0.0%
Office Properties Income Trust	3,359	6,785
REITs - Office Property - 4.2%
Alexandria Real Estate Equities, Inc.	10,308	1,194,388
Boston Properties, Inc.	9,334	577,681
Brandywine Realty Trust (SBI)	11,174	50,730
City Office REIT, Inc.	2,693	12,549
COPT Defense Properties (SBI)	6,942	166,400
Douglas Emmett, Inc.	10,506	144,037
Easterly Government Properties, Inc.	6,229	72,817
Equity Commonwealth (a)	6,363	119,115
Franklin Street Properties Corp.	5,225	9,719
Highwoods Properties, Inc. (SBI)	6,727	176,247
Hudson Pacific Properties, Inc.	7,968	46,214
JBG SMITH Properties	5,771	86,623
Kilroy Realty Corp.	7,004	236,735
Net Lease Office Properties	903	20,643
Orion Office (REIT), Inc.	3,542	11,051
Paramount Group, Inc.	10,090	46,818
Peakstone Realty Trust (b)	2,292	32,019
Piedmont Office Realty Trust, Inc. Class A	7,923	54,589
SL Green Realty Corp.	4,116	205,100
Veris Residential, Inc.	4,536	65,364
		3,328,839
REITs - Regional Malls - 4.1%
CBL & Associates Properties, Inc.	641	13,942
Simon Property Group, Inc.	20,348	2,859,504
Tanger, Inc.	6,864	194,594
The Macerich Co.	13,676	188,182
		3,256,222
REITs - Shopping Centers - 7.8%
Acadia Realty Trust (SBI)	6,508	112,458
Alexanders, Inc.	153	32,369
Brixmor Property Group, Inc.	18,839	416,342
Federal Realty Investment Trust (SBI)	4,586	477,724
Kimco Realty Corp.	42,021	782,851
Kite Realty Group Trust	13,795	300,731
Phillips Edison & Co., Inc.	7,595	248,357
Realty Income Corp.	51,865	2,776,852
Regency Centers Corp.	10,933	647,452
Retail Opportunity Investments Corp.	7,965	97,731
Saul Centers, Inc.	793	28,873
SITE Centers Corp.	11,940	161,071
Urban Edge Properties	7,375	123,384
		6,206,195
REITs - Single Tenant - 1.2%
Agree Realty Corp.	6,252	357,739
Essential Properties Realty Trust, Inc.	9,892	260,555
Four Corners Property Trust, Inc.	5,682	133,243
Getty Realty Corp.	3,076	83,360
NETSTREIT Corp.	4,555	76,752
		911,649
REITs - Storage - 8.2%
CubeSmart	14,047	568,061
Extra Space Storage, Inc.	13,181	1,769,945
Iron Mountain, Inc.	18,215	1,412,027
National Storage Affiliates Trust	4,972	174,219
Public Storage	9,870	2,560,772
		6,485,024
REITs - Warehouse/Industrial - 10.2%
Americold Realty Trust	17,615	387,002
EastGroup Properties, Inc.	2,909	451,942
First Industrial Realty Trust, Inc.	8,264	375,351
Industrial Logistics Properties Trust	4,015	14,133
Plymouth Industrial REIT, Inc.	2,716	56,710
Prologis, Inc.	57,623	5,880,428
Rexford Industrial Realty, Inc. (b)	13,251	567,275
Terreno Realty Corp.	5,389	292,892
		8,025,733
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		72,521,117
Real Estate Management & Development - 7.8%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	1,019	24,171
The St. Joe Co.	2,225	127,270
		151,441
Real Estate Development - 0.2%
Forestar Group, Inc. (a)	1,305	40,442
Howard Hughes Holdings, Inc.	1,950	127,062
		167,504
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc.	10,363	170,368
Kennedy-Wilson Holdings, Inc.	6,748	57,965
		228,333
Real Estate Services - 7.1%
Anywhere Real Estate, Inc. (a)	6,242	30,336
CBRE Group, Inc. (a)	19,016	1,652,300
Compass, Inc. (a)	23,290	73,364
CoStar Group, Inc. (a)	25,473	2,331,544
Cushman & Wakefield PLC (a)	11,373	109,749
Doma Holdings, Inc. Class A (a)(b)	403	2,438
eXp World Holdings, Inc.	4,840	48,206
Jones Lang LaSalle, Inc. (a)	2,967	536,137
Marcus & Millichap, Inc. (b)	1,547	48,993
Newmark Group, Inc.	9,188	87,929
Offerpad Solutions, Inc. (a)(b)	582	4,522
Opendoor Technologies, Inc. (a)	33,913	67,487
Redfin Corp. (a)(b)	7,298	40,942
Zillow Group, Inc.:
Class A (a)	3,591	150,822
Class C (a)	9,491	404,032
		5,588,801
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)	2,164	20,212
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,156,291
TOTAL COMMON STOCKS (Cost $74,090,341)		78,677,408

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $99,680)	100,000	99,677

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	230,575	230,621
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	335,399	335,432
TOTAL MONEY MARKET FUNDS (Cost $566,053)		566,053

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $74,756,074)	79,343,138
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(274,665)
NET ASSETS - 100.0%	79,068,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	2	Jun 2024	63,600	(6,333)	(6,333)
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Jun 2024	287,720	(10,918)	(10,918)

TOTAL FUTURES CONTRACTS					(17,251)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,887.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	196,160	2,086,013	2,051,552	7,345	-	-	230,621	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	834,557	8,074,116	8,573,241	3,932	-	-	335,432	0.0%
Total	1,030,717	10,160,129	10,624,793	11,277	-	-	566,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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